Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2023
Finance Income And Finance Costs [Abstract]
Finance Income and Finance Costs

17.Finance income and finance costs:

(a)	Finance income:

	Years ended
	March 31,	March 31,
	2023	2022
Interest income	$1,445	$7,123
Finance income	$1,445	$7,123

(b)	Finance costs:

		Years ended
		March 31,	March 31,
	Notes	2023	2022
Interest charges and other finance costs		$34,783	$540,143
Interest expense on loans and borrowings	13	1,999,889	1,000,000
Interest on lease liabilities	8	168,065	—
Warrants issuance costs	12	1,500,950	603,835
Factoring fees		120,343	—
Finance costs		$3,824,030	$2,143,978